Asset transfers and collateral received (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset transfers and collateral received
Fair value of transferred financial asset not derecognised	£ 28,203	£ 20,997
Fair value of associated liabilities	27,478	20,394
Trading assets
Asset transfers and collateral received
Fair value of transferred financial asset not derecognised	8,210	7,708
Loans to banks - amortised cost
Asset transfers and collateral received
Fair value of transferred financial asset not derecognised	29	70
Loans to customers - amortised cost
Asset transfers and collateral received
Fair value of transferred financial asset not derecognised	110	45
Other financial assets
Asset transfers and collateral received
Fair value of transferred financial asset not derecognised	£ 19,854	£ 13,174